Leases - Operating Lease Payments (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Leases [Abstract]
2025 (remaining 3 months)	$ 142
2026	584
2027	608
2028	633
2029	107
Total undiscounted lease payments	2,074
Less: imputed interest	(333)
Total present value of operating lease liability	$ 1,741